GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill during the years ended December 31, 2016 and 2015 are as follows:

	December 31,
	2016	2015

Goodwill, beginning of year	$30,844	$17,467
Revaluation related to foreign currency exchange differences	85	(207)
Acquisition of Appfluent	-	13,584

Goodwill, end of year	$30,929	$30,844

b.	Other intangible assets, net:

Net other intangible assets consisted of the following:

	Weighted average amortization period	December 31,
	(years)	2016	2015
Original amount:
Core technology	4.74	$13,384	$13,384
Customers relationship	5.84	1,981	1,981
Non-competition agreement	4	224	224

		15,589	15,589
Accumulated amortization:
Core technology		6,977	4,834
Customers relationship		1,544	1,371
Non-competition agreement		168	112

		8,689	6,317

Impairment of intangible assets		4,122	-

Other Intangible assets ,net:
Core technology		2,488	8,550
Customers relationship		234	610
Non-competition agreement		56	112

		$2,778	$9,272

The estimated future amortization expense of other intangible assets as of December 31, 2016 for the years ending:

Year ending December 31,
2017	1,346
2018	943
2019	415
Thereafter	74

$2,778